DIVIDENDS	12 Months Ended
Dec. 31, 2019
Disclosure Of Dividends [Abstract]
DIVIDENDS
13.	DIVIDENDS
No dividend was paid or proposed during the periods presented, nor has any dividend been proposed since the end of the reporting period.